Income Taxes - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Income (Loss) before income taxes	$ 1,532	$ (176)	$ (1,365)
Tax at Enacted Statutory Rate	0	0	0
Foreign tax rate differential	(98)	(75)	59
Adjustments in respect to current income tax of previous years	(5)	(1)	0
Government grants exempt from tax	7	5	13
Deductible expense for tax purpose	0	(1)	(8)
Impact of unrecognized deferred tax assets	57	9	(63)
Non-deductible expenses for tax purposes	(21)	(4)	0
Effects of foreign exchange gains (loss)	14	22	(40)
Impact of change in liability for uncertain tax positions	1	7	9
Withholding Tax	(11)	0	(34)
Other effects	(2)	4	(4)
Income tax benefit (expense)	$ (86)	$ (78)	$ 12
Effective income tax rate	(5.60%)	44.30%	(0.90%)